Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 160,670	$ 167,982	$ 133,564
PRC
Disaggregation of Revenue [Line Items]
Total revenues	91,671	117,944	107,092
United States
Disaggregation of Revenue [Line Items]
Total revenues	22,736	17,281	10,019
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 46,263	$ 32,757	$ 16,453